Leases (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Leases [Abstract]
Weighted average remaining lease term	9 months 18 days
Weighted average discount rate	7.50%
Operating lease expense			$ 30,662
Measurement of operating lease liabilities	221,988
Obtaining right-of-use assets		400,293
Amortization of right-of-use	$ 197,801	$ 63,932